8. Commitments, Contingencies and Concentrations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 22,887	$ 19,481	$ 45,088	$ 39,717	$ 89,150	$ 86,149
Payment for deposit			$ 0	$ (50,000)	0	50,000
Deposit forfeited					$ 50,000	$ 0